Investment in associate company	12 Months Ended
Dec. 31, 2018
Investment in associate company [Abstract]
Investment in associate company
Note 15 - Investment in associate company

(Dollars in thousands)	2018	2017
Investment in associate company	$4,388	$3,992

Details of associate are as follows:

Name of associate	Principal activities	Place of incorporation and business	Effective equity interest
			2018	2017
Goodwood Ship Management Pte. Ltd.	Ship management	Singapore	50%	50%

The following summarizes the share of profit of the associate that are accounted for using the equity method:

(Dollars in thousands)
Company's share of	2018	2017
- Profit after taxation	$858	$802
- Other comprehensive income for the year, net of tax	$(53)	$193
- Total comprehensive income for the year	$805	$995